Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 733.7	$ 326.2
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	299.6	241.0
Share-based compensation expenses	8.0	5.6
Impairment (reversals) charges	(68.0)	262.1
Unrealized foreign exchange loss	1.5	0.4
Deferred income tax expense (recovery)	37.1	(35.2)
Other non-cash items	(3.0)	(12.0)
Acquisition of gold bullion	(40.0)	(37.9)
Proceeds from sale of gold bullion	27.5	52.7
Operating cash flows before changes in non-cash working capital	996.4	802.9
Changes in non-cash working capital:
(Increase) decrease in receivables	(26.4)	4.4
(Increase) decrease in prepaid expenses and other	(13.1)	1.4
Decrease in current liabilities	(1.5)	(4.8)
Net cash provided by operating activities	955.4	803.9
Cash flows used in investing activities
Acquisition of royalty, stream and working interests	(758.7)	(311.1)
Acquisition of investments	(17.2)
Acquisition of energy well equipment	(1.8)	(1.5)
Proceeds from sale of investments	12.7	3.6
Net cash used in investing activities	(765.0)	(309.0)
Cash flows used in financing activities
Payment of dividends	(179.6)	(154.9)
Proceeds from draw of revolving credit facilities	150.0
Repayment of revolving credit facilities	(150.0)	(80.0)
Repayment of term loan		(80.0)
Proceeds from at-the-market equity offerings		135.7
Credit facility amendment costs	(1.0)
Proceeds from exercise of stock options	0.4	7.4
Net cash used in financing activities	(180.2)	(91.8)
Effect of exchange rate changes on cash and cash equivalents	(5.1)	(1.0)
Net change in cash and cash equivalents	5.1	402.1
Cash and cash equivalents at beginning of year	534.2	132.1
Cash and cash equivalents at end of year	539.3	534.2
Supplemental cash flow information:
Dividend income received	30.2	14.7
Interest and standby fees paid	2.4	2.4
Income taxes paid	$ 93.5	$ 51.2